Consolidated Statements of Changes in Shareholders’ Equity (Deficit)		Ordinary Shares Class A CNY (¥) shares		Ordinary Shares Class A USD ($) shares		Ordinary Shares Class B CNY (¥) shares		Ordinary Shares Class B USD ($) shares		Treasury Shares CNY (¥) shares	Treasury Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)	CNY (¥)	USD ($)
Balance (in Dollars) | ¥		¥ 35,425	[1]			¥ 36,894	[1]					¥ 354,803,564		¥ 6,647,109		¥ (199,207,921)		¥ 2,099,329				¥ 164,414,400
Balance (in Shares)	[1]	2,715,925		2,715,925		2,858,909		2,858,909
Balance (in Shares)	[1]
Balance at Dec. 31, 2022 | ¥		¥ 35,425	[1]			¥ 36,894	[1]					354,803,564		6,647,109		(199,207,921)		2,099,329				164,414,400
Balance (in Shares) at Dec. 31, 2022	[1]	2,715,925		2,715,925		2,858,909		2,858,909
Balance (in Shares) at Dec. 31, 2022	[1]
Issuance of ordinary shares | ¥		¥ 13,947	[1]				[1]					72,788,053										72,802,000
Issuance of ordinary shares (in Shares)	[1]	957,855		957,855
Issuance of ordinary shares (in Shares)	[1]
Issuance of ordinary shares upon the exercise of stock options | ¥		¥ 734	[1]				[1]															734
Issuance of ordinary shares upon the exercise of stock options (in Shares)	[1]	50,456		50,456
Issuance of ordinary shares and warrants in cash, net of issuance costs (in Shares)	[1]
Share-based compensation | ¥			[1]				[1]					718,411										718,411
Net Income (loss) | ¥			[1]				[1]									(252,823,772)				(1,528,282)		(254,352,054)
Foreign currency translation adjustment | ¥			[1]				[1]											155,229		(70)		155,159
Balance at Dec. 31, 2023 | ¥		¥ 50,106	[1]			¥ 36,894	[1]					428,310,028		6,647,109		(452,031,693)		2,254,558		(1,528,352)		(16,261,350)
Balance (in Shares) at Dec. 31, 2023	[1]	3,724,236		3,724,236		2,858,909		2,858,909
Balance (in Shares) at Dec. 31, 2023	[1]
Balance (in Dollars) | ¥		¥ 50,106	[1]			¥ 36,894	[1]					428,310,028		6,647,109		(452,031,693)		2,254,558		(1,528,352)		(16,261,350)
Balance (in Shares)	[1]	3,724,236		3,724,236		2,858,909		2,858,909
Balance (in Shares)	[1]
Issuance of ordinary shares (in Shares)	[1]	8,275,580		8,275,580
Issuance of ordinary shares and warrants in cash, net of issuance costs | ¥		¥ 115,039	[1]				[1]					314,411,744										314,526,783
Issuance of ordinary shares and warrants in cash, net of issuance costs (in Shares)	[1]	8,275,580		8,275,580
Issuance of ordinary shares in cash upon the exercise of warrants | ¥		¥ 338	[1]				[1]					1,093,151										1,093,489
Issuance of ordinary shares in cash upon the exercise of warrants (in Shares)	[1]	23,550		23,550
Issuance of ordinary shares in cash upon the exercise of stock options | ¥		¥ 122	[1]				[1]															122
Issuance of ordinary shares in cash upon the exercise of stock options (in Shares)	[1]	10,041		10,041
Issuance of ordinary shares in exchange for cryptocurrencies, net of issuance costs | ¥		¥ 11,237	[1]				[1]					36,283,221										36,294,458
Issuance of ordinary shares in exchange for cryptocurrencies, net of issuance costs (in Shares)	[1]	781,736		781,736
Cash contribution from a noncontrolling shareholder | ¥			[1]				[1]													9,999,557		9,999,557
Share-based compensation | ¥			[1]				[1]					401,520										401,520
Net Income (loss) | ¥			[1]				[1]									(113,187,048)				(6,352,001)		(119,539,049)
Foreign currency translation adjustment | ¥			[1]				[1]											6,392,795		(501)		6,392,294
Balance at Dec. 31, 2024 | ¥		¥ 176,842	[1]			¥ 36,894	[1]					780,499,664		6,647,109		(565,218,741)		8,647,353		2,118,703		232,907,824
Balance (in Shares) at Dec. 31, 2024	[1]	12,815,143		12,815,143		2,858,909		2,858,909
Balance (in Dollars) | ¥		¥ 176,842	[1]			¥ 36,894	[1]					780,499,664		6,647,109		(565,218,741)		8,647,353		2,118,703		232,907,824
Balance (in Shares)	[1]	12,815,143		12,815,143		2,858,909		2,858,909
Issuance of ordinary shares (in Shares)	[1]	5,952,381		5,952,381
Issuance of ordinary shares upon the exercise of stock options | ¥		¥ 93	[1]				[1]															93
Issuance of ordinary shares upon the exercise of stock options (in Shares)	[1]	6,437		6,437
Issuance of ordinary shares and warrants in cash, net of issuance costs | ¥		¥ 85,272	[1]				[1]					330,401,650										330,486,922
Issuance of ordinary shares and warrants in cash, net of issuance costs (in Shares)	[1]	5,952,381		5,952,381
Issuance of ordinary shares in cash upon the exercise of warrants | ¥		¥ 8,218	[1]				[1]					26,545,198										26,553,416
Issuance of ordinary shares in cash upon the exercise of warrants (in Shares)	[1]	573,233		573,233
Issuance of ordinary shares in exchange for cryptocurrencies, net of issuance costs | ¥		¥ 13,140	[1]				[1]					42,417,624										42,430,764
Issuance of ordinary shares in exchange for cryptocurrencies, net of issuance costs (in Shares)	[1]	913,714		913,714
Cash contribution from a shareholder | ¥			[1]				[1]					259,280										259,280
Share-based compensation | ¥			[1]				[1]					73,013										73,013
Repurchase of shares | ¥			[1]				[1]			¥ (1,666,859)												(1,666,859)
Repurchase of shares (in Shares)	[1]	(75,000)		(75,000)						75,000	75,000
Net Income (loss)			[1]				[1]									135,466,040				(9,518,442)		125,947,598	$ 17,918,792
Foreign currency translation adjustment | ¥			[1]				[1]											(16,097,848)		4,012		(16,093,836)
Balance at Dec. 31, 2025		¥ 283,565	[1]	$ 40,343	[1]	¥ 36,894	[1]	$ 5,249	[1]	¥ (1,666,859)	$ (237,147)	1,180,196,429	$ 167,908,666	6,647,109	$ 945,696	(429,752,701)	$ (61,141,689)	(7,450,495)	$ (1,059,995)	(7,395,727)	$ (1,052,203)	740,898,215	105,408,920
Balance (in Shares) at Dec. 31, 2025	[1]	20,185,908		20,185,908		2,858,909		2,858,909
Balance (in Shares) at Dec. 31, 2025	[1]									75,000	75,000
Balance (in Dollars)		¥ 283,565	[1]	$ 40,343	[1]	¥ 36,894	[1]	$ 5,249	[1]	¥ (1,666,859)	$ (237,147)	¥ 1,180,196,429	$ 167,908,666	¥ 6,647,109	$ 945,696	¥ (429,752,701)	$ (61,141,689)	¥ (7,450,495)	$ (1,059,995)	¥ (7,395,727)	$ (1,052,203)	¥ 740,898,215	$ 105,408,920
Balance (in Shares)	[1]	20,185,908		20,185,908		2,858,909		2,858,909
Balance (in Shares)	[1]									75,000	75,000

[1]	After giving effect of the reverse stock splits, see Note 14.